Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development expenses
Personnel expenses	€ 45,733	€ 26,519	€ 16,473
External research and development expenses	137,050	48,859	27,893
Materials and consumables	2,027	1,464	1,562
Depreciation and amortisation	1,641	494	446
Other expenses	11,214	6,273	5,366
Research and development expenses	€ 197,665	€ 83,609	€ 51,740